Portfolio of Investments
Columbia Select Large Cap Growth Fund, December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 101.8%
Issuer	Shares	Value ($)
Communication Services 12.0%
Entertainment 7.3%
Activision Blizzard, Inc.	1,144,802	68,024,135
Roku, Inc.(a)	197,383	26,429,583
Walt Disney Co. (The)	440,703	63,738,875
Total		158,192,593
Interactive Media & Services 4.7%
Facebook, Inc., Class A(a)	497,824	102,178,376
Total Communication Services		260,370,969
Consumer Discretionary 23.5%
Diversified Consumer Services 2.4%
New Oriental Education & Technology Group, Inc., ADR(a)	433,339	52,542,354
Hotels, Restaurants & Leisure 2.1%
Planet Fitness, Inc., Class A(a)	595,125	44,443,935
Internet & Direct Marketing Retail 12.9%
Alibaba Group Holding Ltd., ADR(a)	471,237	99,949,368
Amazon.com, Inc.(a)	57,676	106,576,020
Booking Holdings, Inc.(a)	35,173	72,235,845
Total		278,761,233
Textiles, Apparel & Luxury Goods 6.1%
Canada Goose Holdings, Inc.(a)	1,286,240	46,613,338
Nike, Inc., Class B	852,853	86,402,537
Total		133,015,875
Total Consumer Discretionary		508,763,397
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Pioneer Natural Resources Co.	351,987	53,280,272
Total Energy		53,280,272
Financials 3.3%
Capital Markets 3.3%
MSCI, Inc.	273,954	70,729,444
Total Financials		70,729,444
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 25.4%
Biotechnology 7.7%
Alexion Pharmaceuticals, Inc.(a)	731,220	79,081,443
Exact Sciences Corp.(a)	564,668	52,220,497
Sarepta Therapeutics, Inc.(a)	277,365	35,791,179
Total		167,093,119
Health Care Equipment & Supplies 7.4%
Align Technology, Inc.(a)	201,505	56,227,955
Edwards Lifesciences Corp.(a)	210,418	49,088,415
IDEXX Laboratories, Inc.(a)	211,674	55,274,432
Total		160,590,802
Health Care Providers & Services 4.3%
UnitedHealth Group, Inc.	317,842	93,439,191
Life Sciences Tools & Services 3.1%
Illumina, Inc.(a)	205,253	68,090,630
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	963,255	61,831,339
Total Health Care		551,045,081
Information Technology 35.1%
IT Services 9.2%
PayPal Holdings, Inc.(a)	709,902	76,790,099
Square, Inc., Class A(a)	536,798	33,582,083
Visa, Inc., Class A	476,818	89,594,102
Total		199,966,284
Semiconductors & Semiconductor Equipment 7.1%
Applied Materials, Inc.	1,155,800	70,550,032
NVIDIA Corp.	349,829	82,314,764
Total		152,864,796
Columbia Select Large Cap Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, December 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 18.8%
Adobe, Inc.(a)	282,846	93,285,439
Intuit, Inc.	172,134	45,087,059
Salesforce.com, Inc.(a)	603,799	98,201,870
ServiceNow, Inc.(a)	328,350	92,699,772
Splunk, Inc.(a)	512,473	76,753,081
Total		406,027,221
Total Information Technology		758,858,301
Total Common Stocks (Cost $1,073,671,700)		2,203,047,464

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.699%(b),(c)	3,523,153	3,522,800
Total Money Market Funds (Cost $3,522,800)		3,522,800
Total Investments in Securities (Cost: $1,077,194,500)		2,206,570,264
Other Assets & Liabilities, Net		(42,116,107)
Net Assets		2,164,454,157

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.699%
	17,479,387	783,113,391	(797,069,625)	3,523,153	4,668	—	612,740	3,522,800
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Large Cap Growth Fund | Quarterly Report 2019